Restructuring Costs, Net (Tables)	3 Months Ended
Mar. 31, 2014
Restructuring And Related Activities [Abstract]
Components of Restructuring Gains (Costs), Net

The components of restructuring costs, net are as follows (in millions):

	Three Months Ended March 31,
	2014	2013
Manufacturing and distribution footprint optimization	$1.7	$0.1
Severance	1.5	0.2
Gain on sale of equipment	(0.1)	—

	$3.1	$0.3

Summary of Activities in Accrued Restructuring Reserves, Including Pension Curtailments and Settlements

The following table summarizes the activity in accrued restructuring reserves, including pension curtailments and settlements, during the three months ended March 31, 2014 and 2013 (in millions):

	Severance Costs	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2013	$1.4	$—	$—	$1.4
Charges	1.5	—	1.6	3.1
Usage	(0.7)	—	(1.6)	(2.3)

Balance at March 31, 2014	$2.2	$—	$—	$2.2

Balance at December 31, 2012	$1.3	$0.9	$—	$2.2
Charges	0.2	—	0.1	0.3
Usage	(0.8)	(0.2)	(0.1)	(1.1)

Balance at March 31, 2013	$0.7	$0.7	$—	$1.4